Fair Value (Details) - EBP 001 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,635	$ 4,573
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,766	9,201
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	15,401	13,774
Cash and Cash Equivalents | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54	60
Cash and Cash Equivalents | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54	60
Equity | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,876	3,105
Equity | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,876	3,105
Common Collective Trust | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,766	9,201
Common Collective Trust | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,766	9,201
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,245	1,014
Mutual Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,245	1,014
Brokerage window | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	460	394
Brokerage window | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 460	$ 394